BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION
Schedule of legal entities which comprise combined financial statements and certain investments in joint ventures accounted for using equity method

	Country of	Ownership Interest
Name	incorporation	12/31/2023	12/31/2022
Gebr. Schmid GmbH	Germany	100%	100%
SCHMID Systems, Inc.	USA	100%	100%
SCHMID Singapore Pte. Ltd.	Singapore	90%	90%
SCHMID Korea Co., Ltd	South Korea	100%	100%
SCHMID Asia Ltd.	Hong Kong	100%	100%
SCHMID Technology Guangdong Co., Ltd.	China	76%	76%
SCHMID China Ltd.	Hong Kong	100%	100%
SCHMID Shenzhen Ltd.	China	100%	100%
SCHMID (Kunshan) Co., Ltd.	China	100%	100%
SCHMID Taiwan Ltd.	Taiwan	86%	86%
SCHMID Automation (Zhuhai) Co., Ltd.	China	100%	100%
SCHMID Solar (Shenzhen) Ltd.	China	100%	100%
SCHMID Trading (Zhongshan) Co. Ltd.	China	100%	—%
Joint ventures
Advanced Energy Storage Systems Investment Company	Saudi Arabia	51%	51%
SCHMID Avaco Korea, Co. Ltd.	South Korea	50%	50%